Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
External revenue	$ 107,299	$ 15,349	$ 169,381	$ 37,558	$ 222,610	$ 433,287
CoGS	(58,106)	(2,690)	(65,959)	(4,848)	(22,893)	(25,185)
Operating expenses	(1,046,685)	(1,165,770)	(2,025,677)	(1,887,212)	(4,358,130)	(7,017,289)
Segment Loss	(997,492)	$ (1,153,111)	(1,922,255)	$ (1,854,502)	(4,158,413)	(6,609,187)
Total assets	1,986,226		1,986,226		2,675,219	$ 2,431,826
IP Licensing
External revenue			69,750		198,000
CoGS			0		0
Operating expenses			(300,034)		(1,211,733)
Segment Loss			(230,284)		(1,013,733)
Total assets	694,684		694,684		645,969
Consumer Products
External revenue			99,631		24,610
CoGS			(65,959)		(22,893)
Operating expenses			(293,487)		(968,947)
Segment Loss			(259,815)		(967,230)
Total assets	124,412		124,412		127,396
Corporate
External revenue			0		0
CoGS			0		0
Operating expenses			(1,432,156)		(2,177,450)
Segment Loss			(1,432,156)		(2,177,450)
Total assets	$ 1,167,130		$ 1,167,130		$ 1,901,854